Related party transactions - Financial Condition accounts outstanding with EVERTEC (Details) - EVERTEC Inc. - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	$ 7,779	$ 6,829
Deposits	(63,850)	(28,606)
Accounts payable (Other liabilities)	(1,290)	(3,671)
Total	$ (57,361)	$ (25,448)